Risk management - Regulatory Capital Phase-in Coefficients (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital coefficients
Level 1 ordinary eligible capital (millions of euros)	€ 65,311	€ 74,173
Level 1 additional eligible capital (millions of euros)	9,732	3,110
Level 2 eligible capital (millions of euros)	11,009	13,422
Risks (millions of euros)	€ 594,754	€ 605,064
Level 1 ordinary capital coefficient (CET 1) (as a percent)	10.98%	12.26%
Level 1 additional capital coefficient (AT1) (as a percent)	1.64%	0.51%
Level 1 phase in capital ratio (as a percent)	12.62%	12.77%
Level 2 capital coefficient (TIER 2) (as a percent)	1.85%	2.22%
Total capital coefficient (as a percent)	14.47%	14.99%